Label	Element	Value
Bright Rock Quality Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bright Rock Quality Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with large-sized market capitalizations (“large-cap companies”).  The Fund defines large-cap companies as those companies with market capitalizations within the range of companies in the Russell 1000® Index at the time of investment.  As of May 31, 2018, the market capitalization range of companies in the Russell 1000® Index was between $1.2 billion and $918.5 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap U.S. companies.  Equity securities in which the Fund may invest also include preferred stocks, convertible debt securities, and other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of large-cap companies.  In addition to U.S. companies, the Fund may invest up to 25% of its net assets in securities of foreign large-cap companies that are traded in the U.S., including companies located in emerging markets, as well as American Depositary Receipts (“ADRs”).

In selecting investments for the Fund, Bright Rock Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), seeks to identify high quality businesses by applying its disciplined, bottom-up fundamental research process, which takes into account a company’s history of earnings stability and growth; proprietary products, processes and/or services; leadership or competitive positions in the market or industry; balance sheet strength; and experience of management teams.  The Fund will invest in both growth and value stocks, and will maintain exposure across a variety of industry sectors.  The Adviser utilizes a proprietary quality screening methodology to determine companies that meet the Adviser’s criteria for inclusion in the quality universe.  The Adviser may sell an investment in the Fund’s portfolio when the investment no longer meets the Adviser’s criteria for investments in high quality businesses or when a more attractive investment opportunity arises.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

•
Management Risk.  Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Shares of Other Investment Companies Risk.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk.  There are risks relating to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Foreign Securities Risk.  The risks of investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign stocks and securities may be subject to foreign withholding taxes.

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Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Not a Bank Deposit.  Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

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Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at http://www.brightrockfunds.com/literature.html or by calling the Fund at 1-866-273-7223 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-273-7223
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.brightrockfunds.com/literature.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
* The returns shown in the bar chart are for Institutional Class shares of the Fund.  Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2018 was -3.66%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.56% for the quarter ended December 31, 2011, and the lowest quarterly return was -14.49% for the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Institutional Class shares of the Fund commenced operations on May 26, 2010.  Investor Class shares of the Fund commenced operations on January 17, 2012.  Performance shown for Investor Class shares for periods prior to its inception (Since Inception column) includes the performance of Institutional Class shares through January 16, 2012, adjusted to reflect Investor Class expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2017)
Bright Rock Quality Large Cap Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2010
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Annual Return 2011	rr_AnnualReturn2011	2.02%
Annual Return 2012	rr_AnnualReturn2012	15.15%
Annual Return 2013	rr_AnnualReturn2013	30.62%
Annual Return 2014	rr_AnnualReturn2014	10.53%
Annual Return 2015	rr_AnnualReturn2015	(0.02%)
Annual Return 2016	rr_AnnualReturn2016	9.09%
Annual Return 2017	rr_AnnualReturn2017	16.31%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2010
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2012